UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                       Mercantile Absolute Return Fund LLC

                  Investment Company Act File Number: 811-21088

                                   Registrant
                       Mercantile Absolute Return Fund LLC
                                Two Hopkins Plaza
                               Baltimore, MD 21201

                                Agent For Service
                        Mercantile Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                         Attention: Jennifer E. Vollmer
                                 (800) 239-0418


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2005 to June 30, 2006
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
Name of Issuer:            Thruway Partners, LP
CUSIP Number:              N/A
Ticker Symbol:             N/A
Meeting Date:              March 28, 2006
Matter(s) Voted On:        The Notification to the Limited Partners, dated March 1, 2006, requested that the Limited Partners consider an amendment to the Limited Partnership Agreement relating to the following;  (i) the role of the General Partner, Principled Capital Management, LLC in valuing the assets and liabilities of the
                           Partnership: (ii) the discretion of the General Partner to reject any partial withdrawal in an amount less than $500,000; (iii) the discretion of the General Partner to determine whether the Partnership may pay interest on the balance of the withdrawal proceeds relating to withdrawals of 95% or more of a
                           Limited Partner's capital account; and (iv) the discretion of the General Partner to suspend the determination of the Partnership's net asset value and the Limited Partners' withdrawal rights in particular circumstances.  The Limited Partners were also asked to consider an amendment which included certain provisions designed to accommodate investments in the Partnership by Limited Partners subject to the U.S. Bank Holding Company Act.

Proposed by:               Issuer
Did the Fund vote:         Yes
How the Fund voted:        In Favor and with management on all items.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Mercantile Absolute Return Fund LLC

/s/  David L. Meyer

Vice President

Date:  August 17, 2006